SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of WVAS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 227,595,969	$ 173,653,795	$ 180,586,151
WVAS [Member]
Revenue from External Customer [Line Items]
Revenues	64,459,705	62,953,219	76,712,323
WVAS [Member] | SMS [Member]
Revenue from External Customer [Line Items]
Revenues	31,922,975	31,844,446	38,647,552
WVAS [Member] | IVR [Member]
Revenue from External Customer [Line Items]
Revenues	13,210,504	14,658,612	13,255,971
WVAS [Member] | MMS [Member]
Revenue from External Customer [Line Items]
Revenues	968,026	1,096,133	3,346,206
WVAS [Member] | WAP [Member]
Revenue from External Customer [Line Items]
Revenues	364,750	708,984	2,651,647
WVAS [Member] | CRBT and Others [Member]
Revenue from External Customer [Line Items]
Revenues	$ 17,993,450	$ 14,645,044	$ 18,810,947